Average Annual Total Returns			12 Months Ended
		Oct. 31, 2024	Dec. 31, 2023
AllianzIM U.S. Large Cap Buffer10 Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.53%	11.95%
AllianzIM U.S. Large Cap Buffer10 Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.53%	11.95%
AllianzIM U.S. Large Cap Buffer10 Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.32%	7.08%
AllianzIM U.S. Large Cap Buffer20 Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	8.54%
AllianzIM U.S. Large Cap Buffer20 Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	8.54%
AllianzIM U.S. Large Cap Buffer20 Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.80%	5.05%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	12.48%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	12.48%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.49%	7.39%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.05%	23.31%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.05%	23.31%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.